Bridgeway Funds, Inc.
Aggressive Investors 1 Fund (BRAGX)
Ultra-Small Company Market Fund (BRSIX)
Small-Cap Value Fund (BRSVX)
Supplement dated July 27, 2026
to the Prospectus and Statement of Additional Information (“SAI”) dated October 31, 2025

At a special meeting of the shareholders of the Aggressive Investors 1 Fund, a series of Bridgeway Funds, Inc. (“Bridgeway Funds”), held on July 14, 2026, the shareholders approved an Agreement and Plan of Reorganization between Bridgeway Funds, on behalf of the Aggressive Investors 1 Fund, and EA Series Trust, on behalf of its series the EA Bridgeway Aggressive Investors ETF (BAGX), which provides for: (i) the acquisition of the assets and assumption of the liabilities of the Aggressive Investors 1 Fund by the EA Bridgeway Aggressive Investors ETF in exchange solely for shares of the EA Bridgeway Aggressive Investors ETF, (ii) the pro rata distribution of such shares to the shareholders of the Aggressive Investors 1 Fund, and (iii) the complete liquidation and dissolution of the Aggressive Investors 1 Fund (the “AI1 Reorganization”). The AI1 Reorganization closed after the close of business on July 24, 2026. Accordingly, all references to the Aggressive Investors 1 Fund are hereby deleted from Bridgeway Funds’ Prospectus and SAI.
At a special meeting of the shareholders of the Ultra-Small Company Market Fund, a series of Bridgeway Funds, held on July 14, 2026, the shareholders approved an Agreement and Plan of Reorganization between Bridgeway Funds, on behalf of the Ultra-Small Company Market Fund, and EA Series Trust, on behalf of its series the EA Bridgeway Ultra-Small Company Market ETF (BUSM), which provides for: (i) the acquisition of the assets and assumption of the liabilities of the Ultra-Small Company Market Fund by the EA Bridgeway Ultra-Small Company Market ETF in exchange solely for shares of the EA Bridgeway Ultra-Small Company Market ETF, (ii) the pro rata distribution of such shares to the shareholders of the Ultra-Small Company Market Fund, and (iii) the complete liquidation and dissolution of the Ultra-Small Company Market Fund (the “USCM Reorganization”). The USCM Reorganization closed after the close of business on July 24, 2026. Accordingly, all references to the Ultra-Small Company Market Fund are hereby deleted from Bridgeway Funds’ Prospectus and SAI.
At a special meeting of the shareholders of the Small-Cap Value Fund, a series of Bridgeway Funds, held on July 14, 2026, the shareholders approved an Agreement and Plan of Reorganization between Bridgeway Funds, on behalf of the Small-Cap Value Fund, and EA Series Trust, on behalf of its series the EA Bridgeway Select Small-Cap Value ETF (BRSV), which provides for: (i) the acquisition of the assets and assumption of the liabilities of the Small-Cap Value Fund by the EA Bridgeway Select Small-Cap Value ETF in exchange solely for shares of the EA Bridgeway Select Small-Cap Value ETF, (ii) the pro rata distribution of such shares to the shareholders of the Small-Cap Value Fund, and (iii) the complete liquidation and dissolution of the Small-Cap Value Fund (the “SCV Reorganization”). The SCV Reorganization closed after the close of business on July 24, 2026. Accordingly, all references to the Small-Cap Value Fund are hereby deleted from Bridgeway Funds’ Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE